Share-Based Compensation Plan (Details) $ / shares in Units, R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021
Share-Based Compensation Plan [Line Items]
Share options	1,420,034	1,949,796	1,949,796	13,401,980	14,114,763
Vesting period	3 years
unexercise period	5 years
Unvested shares of acceleration percentage	50.00%
Unvested awards of granted	50.00%
Share-based option awards (in Brazil Real) | R$	R$ 913	R$ 6,255		R$ 9,884
Options exercisable	1,365,781	1,631,370	1,631,370	2,250,000
Weighted average remaining contractual life		3 years 6 months 21 days	3 years 6 months 21 days
Outstanding shares conversion ratio		0.145485724	0.145485724
Conversion of fully diluted amount (in Dollars) | $			$ 240.2
Diluted share (in Shares) | shares		165,079,167	165,079,167
Per share conversion ratio (in Dollars per share) | $ / shares			$ 1.454857238
Conversion ratio price per share (in Dollars per share) | $ / shares			$ 10
Equity incentive plan of ordinary shares (in Shares) | shares		1,143,650	1,143,650
Share Option Plan [Member]
Share-Based Compensation Plan [Line Items]
Share options	1,949,796	1,949,796	1,949,796
Nuvini Holdings Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable		11,213,267	11,213,267
Nvni Group Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable		1,631,370	1,631,370